BONDS AND SECURITIES AT AMORTIZED COST (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2022	R$ 3,040,831	R$ 5,527,663
Transferred to Stage 1	(23,081)	(455,061)
Transferred to Stage 2	(2,046)	(2,964)
Transferred to Stage 3	(55,282)	(109,577)
Transfer from Stage 1	6,817	3,029
Transfer from Stage 2	71,798	563,540
Transfer from Stage 3	1,794	1,033
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	2,104,435	(2,486,832)
Expected loss of financial assets at amortized cost on December 31, 2023	5,145,266	3,040,831
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2022	472,396	493,923
Transferred to Stage 1
Transferred to Stage 2	(2,046)	(2,108)
Transferred to Stage 3	(4,771)	(921)
Transfer from Stage 1
Transfer from Stage 2	21,287	454,884
Transfer from Stage 3	1,794	177
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	(117,758)	(473,559)
Expected loss of financial assets at amortized cost on December 31, 2023	370,902	472,396
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2022	130,796	774,834
Transferred to Stage 1	(21,287)	(454,884)
Transferred to Stage 2
Transferred to Stage 3	(50,511)	(108,656)
Transfer from Stage 1	2,046	2,108
Transfer from Stage 2
Transfer from Stage 3		856
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	125,781	(83,462)
Expected loss of financial assets at amortized cost on December 31, 2023	186,825	130,796
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2022	2,437,639	4,258,906
Transferred to Stage 1	(1,794)	(177)
Transferred to Stage 2		(856)
Transferred to Stage 3
Transfer from Stage 1	4,771	921
Transfer from Stage 2	50,511	108,656
Transfer from Stage 3
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	2,096,412	(1,929,811)
Expected loss of financial assets at amortized cost on December 31, 2023	R$ 4,587,539	R$ 2,437,639